SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($)				12 Months Ended
	Jan. 09, 2009	Feb. 05, 2008	Jan. 10, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Options authorized	260,002
Share-based compensation				$ 0	$ 0	$ 0
Weighted average fair value of stock options granted							$ 0.22	$ 1.20
Contractual life of the option	10 years
Price per share	$ 1.283
Certain Employees [Member]
Granted	80,640
Price per share	$ 0.7
Consultant [Member]
Vesting period for plan	5 years
Granted	100,002
Price per share	$ 0.7
Share Incentive Plan [Member]
Options authorized									2,500,000
Vesting period for plan									4 years
Granted			716,226						2,050,900
Contractual life of the option									10 years
Price per share			$ 1.283
Second Plan [Member]
Options authorized		4,190,748
Vesting period for plan		3 years
Granted		2,397,301
Second Plan [Member] | Restricted stock [Member]
Granted		1,078,785
Minimum [Member]
Contractual life of the option							6 years
Maximum [Member]
Contractual life of the option							10 years